Employee Benefit Plans - Change in Benefit Obligation and Plan Assets, Funded Status, Amounts Recognized in Balance Sheet, and ABO in Excess of Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Increase (Decrease) for Plan Amendment	$ (40)		$ (34)
Amounts recognized in the Consolidated Balance Sheets
Noncurrent assets	140	$ 118
Pension Plan [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation as of January 1	3,223	3,357
Net service cost	7	8	7
Interest cost	81	91	118
Defined Benefit Plan, Benefit Obligation, Increase (Decrease) for Plan Amendment	4	0
Actuarial loss	(232)	164
Benefits paid	(185)	(502)
Plan participant contributions	1	1
Currency translation adjustments	(44)	104
Benefit obligation as of December 31	2,855	3,223	3,357
Accumulated benefit obligation as of December 31	2,843	3,212
Amounts recognized in the Consolidated Balance Sheets
Defined Benefit Plan, Benefit Obligation	(633)	(693)
Noncurrent assets	140	118
Current liabilities	(14)	(13)
Noncurrent liabilities	(759)	(798)
Net amounts recognized	(633)	(693)
Prior service cost	21	18
Total	21	18
Amounts recognized in the accumulated other comprehensive loss
Pension plans with accumulated benefit obligations in excess of plan assets, projected benefit obligation	2,016	2,229
Pension plans with accumulated benefit obligations in excess of plan assets, accumulated benefit obligation	2,012	2,223
Pension plans with accumulated benefit obligations in excess of plan assets, fair value of plan assets	1,271	1,446
U.S. Pension Benefits
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation as of January 1	1,950	2,185
Net service cost	0	0	0
Interest cost	61	71	90
Defined Benefit Plan, Benefit Obligation, Increase (Decrease) for Plan Amendment	0	0
Actuarial loss	(149)	121
Benefits paid	(99)	(427)
Plan participant contributions	0	0
Currency translation adjustments	0	0
Benefit obligation as of December 31	1,763	1,950	2,185
Accumulated benefit obligation as of December 31	1,763	1,950
Amounts recognized in the Consolidated Balance Sheets
Defined Benefit Plan, Benefit Obligation	(494)	(506)
Noncurrent assets	0	0
Current liabilities	0	0
Noncurrent liabilities	(494)	(506)
Net amounts recognized	(494)	(506)
Prior service cost	0	0
Total	0	0
Foreign Plan [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation as of January 1	1,273	1,172
Net service cost	7	8	7
Interest cost	20	20	28
Defined Benefit Plan, Benefit Obligation, Increase (Decrease) for Plan Amendment	4	0
Actuarial loss	(83)	43
Benefits paid	(86)	(75)
Plan participant contributions	1	1
Currency translation adjustments	(44)	104
Benefit obligation as of December 31	1,092	1,273	1,172
Accumulated benefit obligation as of December 31	1,080	1,262
Amounts recognized in the Consolidated Balance Sheets
Defined Benefit Plan, Benefit Obligation	(139)	(187)
Noncurrent assets	140	118
Current liabilities	(14)	(13)
Noncurrent liabilities	(265)	(292)
Net amounts recognized	(139)	(187)
Prior service cost	21	18
Total	21	18
Postretirement Benefits [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation as of January 1	21	25
Interest cost	0	1	1
Actuarial loss	(3)	(3)
Benefits paid	(1)	(2)
Plan participant contributions	1	0
Benefit obligation as of December 31	18	21	25
Amounts recognized in the Consolidated Balance Sheets
Defined Benefit Plan, Benefit Obligation	(18)	(21)
Current liabilities	(2)	(2)
Noncurrent liabilities	(16)	(19)
Net amounts recognized	(18)	(21)
Defined Benefit Plan, Accumulated Other Comprehensive Income (Loss), Gain (Loss), before Tax	7	11
Prior service cost	(8)	(13)
Total	(1)	(2)
Postemployment Benefit Plans Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation as of January 1	142	127
Net service cost	43	34	16
Interest cost	3	2	3
Actuarial loss	139	142
Benefits paid	(6)	(9)
Currency translation adjustments	(3)	4
Benefit obligation as of December 31		142	$ 127
Amounts recognized in the Consolidated Balance Sheets
Defined Benefit Plan, Benefit Obligation	(139)	(142)
Current liabilities	(37)	(28)
Noncurrent liabilities	(102)	(114)
Net amounts recognized	(139)	(142)
Defined Benefit Plan, Accumulated Other Comprehensive Income (Loss), Gain (Loss), before Tax	(28)	(20)
Prior service cost	(6)	(11)
Total	$ (34)	$ (31)